Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt

Long-term debt as of December 31, 2014 and 2013 comprises the following:

(in US$ millions)	2014	2013
VTTI Operating Revolving Credit Facility	573.7	—
Affiliate VTTI Project Loan—ATB Phase 2 Facility	56.1	—
Affiliate Loan	—	611.8
Project Finance Loan—ATB Phase 1	—	198.8
Other debt	—	1.9

Total debt	629.8	812.5
Less: current portion	—	(25.1)

Total long-term debt	629.8	787.4

(in US$ millions)	2014	2013
Long term debt, affiliates	56.1	611.8
Long-term debt third parties	573.7	175.6

Total long-term-debt	629.8	787.4